Details of Significant Accounts - Intangible assets, schedule of amortization on intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 145	$ 51	$ 75
Cost of sales and services
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	117	0	0
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 28	$ 51	$ 75